Jun. 29, 2016
Focused Multi-Asset Strategy Portfolio
SunAmerica Multi-Asset Allocation Portfolio

SUNAMERICA SERIES, INC.

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated June 29, 2016

to the Portfolios’ Prospectus dated February 29, 2016,

as supplemented and amended to date

Effective July 1, 2016, the name of the Focused Balanced Strategy Portfolio is changed to “SunAmerica Active Allocation Portfolio,” and the name of the Focused Multi-Asset Strategy Portfolio is changed to “SunAmerica Multi-Asset Allocation Portfolio.” All references in the Prospectus to the Portfolios’ names are changed accordingly.

On page 3 of the Prospectus, under the heading “PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO,” the chart reflecting the projected asset allocation ranges under normal market conditions for the Portfolio (as invested through the Underlying Funds) with respect to “Domestic Equity Securities” is hereby amended to read as follows:

Domestic Equity Securities 25%-75%

On page 14 of the Prospectus, in the third paragraph under the heading “PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO,” the second sentence is hereby deleted in its entirety and replaced with the following:

“In connection with these allocations, the Adviser will generally allocate approximately 10% of the Portfolio among ten different asset classes or investment styles – i.e., six “domestic equity” asset classes or investment styles, as further described below, and approximately 10% each in the foreign equity, fixed income, commodity strategy and global strategies asset classes.”

On page 14 of the Prospectus, under the heading “PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO,” the chart reflecting the projected asset allocation ranges under normal market conditions for the Portfolio (as invested through the Underlying Funds) with respect to “Domestic Equity Securities” and “Fixed Income Securities” is hereby amended to read as follows:

Domestic Equity Securities 50%

Fixed Income Securities 20%

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.